Stock Options and Stock Appreciation Rights - SARs (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 18, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SARs
SARs fully vested and exercisable		62,811
Stock Appreciation Rights (SARs)
SARs
Outstanding beginning balance		456,702
Exercised		(11,583)
Forfeited		(18,376)
Outstanding ending balance		426,743	456,702
Weighted average exercise price
Weighted average exercise price, beginning balance (per share)		$ 39.61
Weighted average exercise price, exercised (per share)		39.33
Weighted average exercise price, forfeited (per share)		39.33
Weighted average exercise price, ending balance (per share)		39.63	$ 39.61
SARs Weighted average exercise price		$ 39.35
Aggregate intrinsic value
Aggregate intrinsic value		$ 11,443
SAR Aggregate intrinsic value		$ 1,701
Weighted average remaining contractual term (years)		6 years 6 months 14 days
SAR Weighted average remaining contractual term (years)		6 years 6 months
Fair Value of Liability		$ 6,620	$ 4,540
Stock-based compensation expense		2,131	$ 3,144	$ 918
Stock-based compensation cost, unrecognized		$ 6,810
Stock-based compensation cost, unrecognized, weighted-average period of recognition		6 years 6 months
Stock Appreciation Rights (SARs) | SAR Plan
Stock option details
Shares available for future grants	750,000
Maximum exercisable period for granted share-based compensation	10 years
Vesting period	8 years
SARs
Outstanding ending balance		426,743